S000077137 [Member] Investment Strategy - Putnam BDC Income ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests mainly in exchange-traded business development companies (“BDCs”). To qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the Securities and Exchange Commission (the “SEC”) and have elected to be regulated as a BDC under the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs are vehicles whose principal business is to invest in, lend capital to or provide services to privately-held U.S. companies or thinly traded U.S. public companies. The Investment Manager, as defined below, will seek BDC investments that contribute to stability of dividend income and return potential. In selecting investments, the Investment Manager expects to evaluate a BDC’s credit performance and risk level, potential changes in earnings and dividend levels, the impact of changes in interest rates on the BDC, and differences among BDCs in leverage and balance sheet structures. Given that the fund will invest primarily in BDCs and a significant portion of BDCs have exposure to the financials sector, a significant portion of the fund’s assets will have exposure to the financials sector.
The Investment Manager may consider, among other factors, a BDC’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends, and capital policies, as well as overall market conditions, when deciding whether to buy or sell investments.
Under normal circumstances, the fund invests at least 80% of the value of its net assets in BDCs. This policy is non‑fundamental and may be changed only after 60 days’ notice to shareholders.
The fund may invest up to 20% of its assets in real estate investment trusts (“REITs”), including mortgage REITs. A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The fund will limit its investments in REITs to publicly-traded REITs listed on national securities exchanges.
The fund is “non‑diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.